SCHEDULE OF DISAGGREGATES REVENUE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues from customers	$ 213,204
Oil Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues from customers	$ 213,204